Equity investments (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Nov. 30, 2014 CNY (¥)	Jul. 31, 2014 USD ($)
Investment [Line Items]
Impairment loss on cost method investments			¥ 3,029,000
JTEA, Inc. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		30.00%				30.00%
Cost method investment, cash consideration | $						$ 3,000,000
Impairment loss on cost method investments			¥ 3,029,000
Shenzhen Youyou Ziru Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		16.00%
Cost method investment, cash consideration		¥ 15,000,000
Changsha Wangcai Culture Communication Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		18.00%
Cost method investment, cash consideration		¥ 13,000,000
Shenzhen Wanshengshuo Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		15.00%
Cost method investment, cash consideration		¥ 12,000,000
Shenzhen OneSevenFive Network Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		4.12%
Cost method investment, cash consideration		¥ 8,000,000
Changsha Youjule Information Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		19.00%
Cost method investment, cash consideration		¥ 8,000,000
Shenzhen Yule Technology Co., Ltd. [Member]
Investment [Line Items]
Cost method investment, ownership percentage		19.00%
Cost method investment, cash consideration		¥ 5,000,000
Guangzhou Grape NetworkTechnology Co., Ltd. [Member]
Investment [Line Items]
Equity method investment, ownership percentage		20.00%			20.00%
Equity method investment, cash consideration					¥ 6,000,000